Derivative Liabilities (Details 2) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 4,194,634	$ 175,853	$ 175,853	$ 892,503
Adoption of ASU 2017-11 – warrants	(59,397)
Fair value of derivative liabilities for redemption feature of promissory notes payable		3,843,019	3,309,880
Change in fair value of derivative liabilities - warrants	54,634	(335,404)	708,901	(716,650)
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)
Ending balance		$ 3,683,468	$ 4,194,634	$ 175,853